BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Ruifeng) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Nov. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 320,424	$ 76,020	$ 17,958
Ruifeng [Member]
Business Acquisition [Line Items]
Cash consideration	2,403
Shares consideration	7,593
Total	9,996
Cash	15
Other current assets	1,949
Fixed assets	735
Identifiable intangible assets acquired	1,742
Goodwill	9,050
Payables to third party business partners	(2,663)
Other liability assumed	(832)
Total	$ 9,996